INVESTMENTS AVAILABLE-FOR-SALE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Portfolio investment
Cost	$ 13,156	80,500	30,000
Gross unrealized loss
Fair market value	13,156	80,500	30,000
Total investments available-for-sale	$ 13,156	80,500	30,000